ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Product Information [Line Items]
Accounts payable	$ 627,976	$ 468,487
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor Two [Member]
Product Information [Line Items]
Concentration Risk, Percentage	29.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor One [Member]
Product Information [Line Items]
Concentration Risk, Percentage		15.00%